SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2018	May 31, 2017
Accounting Policies [Abstract]
Federal depository insurance coverage	$ 250,000
Offering costs	3,728,000
Underwriter discounts	3,250,000
Deferred offering costs	1,820,000
Initial public offering costs	$ 478,000
Common stock subject to possible redemption	4,560,757	0
U.S. Statutory tax rate	28.00%
Previously U.S. Statutory tax rate	35.00%